SA JPMorgan Emerging Markets Portfolio Annual Fund Operating Expenses - SA JPMorgan Emerging Markets Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class 1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.12%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.33%
Fee Waiver or Reimbursement	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	1.16%	[1]
Class 2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.12%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.48%
Fee Waiver or Reimbursement	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	1.31%	[1]
Class 3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.12%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.58%
Fee Waiver or Reimbursement	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	1.41%	[1]

[1]	Pursuant to a Master Advisory Fee Waiver Agreement, effective through April 30, 2027, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its advisory fee with respect to the Portfolio so that the advisory fee payable by the Portfolio to SunAmerica equals 0.95% of average daily net assets. This agreement will continue in effect through April 30, 2027 and year to year thereafter, unless terminated by the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.